Financial income and expenses	12 Months Ended
Dec. 31, 2020
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Financial income and expenses
16.	Financial income and expenses
Financial income and financial expenses consist of the following:

	Year ended December 31,
	2020	2019	2018
	(Euros in thousands)
Interest income from short-term deposits	850	790	507
Foreign currency gains	—	—	1,708
Gain on other financial instruments	2,099	—	—

Financial income	2,949	790	2,215
Interest expenses form leases	(289)	(170)	(16)
Foreign currency losses	(9,774)	(94)	(145)

Financial expenses	(10,063)	(264)	(161)
Foreign currency losses mainly consist of unrealized losses in connection with our USD holdings.
Gain on other financial instruments includes an unrealized gain of 0.9 million and a realized gain of 1.2 million from foreign currency forward contracts for the year ended December 31, 2020.